Note 3 - Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payroll-related liabilities	$ 168,974	$ 114,337	$ 550,810
Accrued clinical trial costs	351,460	490,635
Accrued contract manufacturing costs	1,687,874	0
Other Accrued Expenses	70,000	111,959
Total accrued expenses	$ 2,278,308	$ 716,931	$ 3,000,212